           As filed with the Securities and Exchange Commission on April 5, 2005

                                             1933 Act Registration No. 33-70742

                                            1940 Act Registration No. 811-08090
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 17 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 19 /X/

                   LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46801
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                          Jeffrey S. Puretz, Esquire
                                  Dechert, LLP
                                1775 Eye Street
                             Washington, DC 20006

                          Fiscal Year-end: December 31

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b)

/x/  on May 1, 2005, pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(1)

/ /  on _______________ pursuant to paragraph (a)(1)

/ /  75 days after filing pursuant to paragraph (a)(2)

/ /  on _______________ pursuant to paragraph (a)(2) of Rule 485.

                    If appropriate, check the following box:

[x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Standard Class Prospectuses for the following funds are incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth and Income Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund and Special Opportunities Fund.

The Standard Class Prospectuses for the following funds are incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 33-70742) filed on January 21, 2005: Core Fund, Growth Fund, Growth Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund, Aggressive Profile Fund.

The Service Class Prospectuses for the following funds are incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004: Aggressive Growth Fund, Bond Fund, Capital Appreciation Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth and Income Fund, International Fund, Managed Fund, Money Market Fund, Social Awareness Fund and Special Opportunities Fund.

The Service Class Prospectuses for the following funds are incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 33-70742) filed on January 21, 2005: Core Fund, Growth Fund, Growth Opportunities Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund, Aggressive Profile Fund.

The Statement of Additional Information for the following funds is incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 33-70742) filed on January 21, 2005: Aggressive Growth Fund, Aggressive Profile Fund, Bond Fund, Capital Appreciation Fund, Conservative Profile Fund, Core Fund, Equity-Income Fund, Global Asset Allocation Fund, Growth Fund, Growth and Income Fund, Growth Opportunities Fund, International Fund, Managed Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund, Money Market Fund, Social Awareness Fund and Special Opportunities Fund.

                           PART C - OTHER INFORMATION

Item 23 - Exhibits

(a) Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

(b) By-Laws of Lincoln Variable Insurance Products Trust filed herein as
    Exhibit 23(b) incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 33-70742) filed on January 21, 2005.

(c) 1. By-Laws of Lincoln Variable Insurance Products Trust Articles II, VII and VIII filed herein as Exhibit 23(b) incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

   2. Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust, Articles III, V, and VI incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) file on April 4, 2003.

(d) 1. Form of Investment Management Agreement between the Lincoln Variable Insurance Products Trust and Delaware Management Company dated January 1, 2003, incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

   2. Sub-Advisory Agreement begween Delaware Management Company and T. Rowe Price Associates, Inc. dated January 1, 2004 (Aggressive Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

   3. Sub-Investment Management Agreement between Delaware Management Company and Janus Capital Management LLC dated April 30, 2003 (Capital Appreciation Fund) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

   4. a. Sub-Advisory Agreement between Delaware Management Company and Fidelity Management & Research Company (Equity-Income Fund) dated April 30, 2003 incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

     b. Sub-Subadvisory Agreement dated May 1, 2001 between FMR Co., Inc. and Fidelity Management & Research Company (Equity-Income Fund) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 33-70742) filed on January 15, 2003.

   5. Sub-Advisory Agreement between Delaware Management Company and UBS Global Asset Management (Americas) Inc. dated January 1, 2004 (Global Asset Allocation Fund) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

   6. Sub-Advisory Agreement between Delaware Management Company and Mondrian Investment Partners Limited dated December 1, 2004 (International Fund) incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 33-70742) filed on January 21, 2005.

   7. Form of Sub-Advisory Agreement between Delaware Management Company and Smith Barney Fund Management, LLC (Blue Chip Fund) incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 33-70742) filed on January 21, 2005.

   8. Form of Sub-Advisory Agreement between Delaware Management Company and Mercury Advisors, a division of Merrill Lynch Investment Managers (Growth Fund, Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 33-70742) filed on January 21, 2005.

   9. Form of Sub-Advisory Agreement between Delaware Management Company and Wilshire Associates Inc. (Aggressive Strategy Fund, Balanced Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund) incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 33-70742) filed on January 21, 2005.

(e) N/A

(f) N/A

(g) Custody Agreement by and between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A. dated April 30, 2003 incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

(h) 1. a. Form of Services Agreement dated August 15, 1996 between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 2-80741) filed on April 10, 2000.

     b. Amendment effective March 1, 1999 to the Services Agreement dated August 15, 1996 between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

     c. Amendment dated January 1, 2001 to the Services Agreement dated August 15, 1996 between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 33-70742) filed on January 15, 2003.

     d. Assignment and Assumption Agreement effective April 30, 2003 between Lincoln National Aggressive Growth Fund, Inc., Lincoln National Bond Fund, Inc., Lincoln National Capital Appreciation Fund, Inc., Lincoln National Equity-Income Fund, Inc., Lincoln National Global Asset Allocation Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National International Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money Market Fund, Inc., Lincoln National Social Awareness Fund, Inc., Lincoln National Special Opportunities Fund, Inc., and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

   2. Form of Trademark License Agreement between Lincoln National Corporation and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 33-70742) filed on January 15, 2003.

   3. a. Fund Participation Agreement between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust dated May 1, 2003 incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

     b. Amendment effective May 1, 2003 to Fund Participation Agreement between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

   4. a. Fund Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln Variable Insurance Products Trust dated May 1, 2003 incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

   5. Service Agreement between Delaware Management Company and The Lincoln National Life Insurance Company effective May 1, 2003 incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

   6. Form of Service Agreement between Delaware Management Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

   7. Administration Agreement between Lincoln Variable Insurance Products Trust and The Lincoln National Life Insurance Company dated May 1, 2003 incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

(i) Opinion of Counsel dated April 4, 2003 incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

(j) Consent of Independent Registered Public Accounting Firm (To Be Filed by Amendment)

(k) N/A

(l) N/A

(m) 1. a. Form of Service Class Distribution and Service Plan dated January 1, 2004 incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

     b. Form of Distribution Agreement between Lincoln Variable Insurance Products Trust and The Lincoln National Life Insurance Company dated January 1, 2004 incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

     c. Form of Distribution Agreement between Lincoln Variable Insurance Products Trust and Lincoln Life & Annuity Company of New York dated January 1, 2004 incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

(n) Form of Multiple Class Plan dated February 24, 2003 incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003 .

(o) N/A

(p) 1. Code of Ethics for Lincoln Variable Insurance Products Trust dated February 23, 2004 incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

   2. Delaware Management Business Trust Code of Ethics dated March 1, 2004 incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

   3. Code of Ethics - T. Rowe Price Group, Inc. and Its Affiliates effective April 1, 2002 (Aggressive Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.


                                      B-2

   4. Janus Ethics Rules dated February 5, 2004 (Capital Appreciation Fund) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

   5. Fidelity Investments Code of Ethics for Personal Investing effective February 2004 (Equity-Income Fund) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

   6. UBS Global Asset Management - Americas Code of Ethics (Global Asset Allocation Fund) effective March 1, 2004 incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

   7. Code of Ethics for Mondrian Investment Partners Limited dated September 27, 2004 incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 33-70742) filed on January 21, 2005.

(q) Power of Attorney effective March 30, 2004 incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

(r) Organizational Chart of Lincoln National Insurance Holding Company System incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-119165) filed on December 10, 2004.

Items 24. Persons Controlled by or Under Common Control with Registrant

   See Management of the Funds and Purchase and Redemption of Fund Shares in the General Prospectus Disclosure forming Part A of this Registration Statement and Investment Adviser and Sub-Advisers in the Statement of Additional Information Disclosure forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment, the shareholders of the Trust are The Lincoln National Life Insurance Company for its Variable Annuity Accounts, C, L, N, Q, T and W; for its Flexible Premium Variable Life Accounts D, G, K, M, R and S; and for its Separate Account 33; and Lincoln Life & Annuity Company of New York for its Variable Annuity Accounts L and N; for its Flexible Premium Variable Life Accounts M, R and S, and for its LNY Separate Account 401 for Group Annuities.

   No persons are controlled by the Registrant. A diagram of all persons under common control with the Registrant is filed as Exhibit 23(r) to this Registration Statement.

Item 25. Indemnification

   As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 and pursuant to Article VI of the Trust's By-Laws [Exhibit (b) to the Registration Statement], officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public poilcy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

   The Registrant will purchase an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

   Section 9 of the Investment Management Agreement (Exhibit (d)1) to the Registration Statement) limits the liability of Delaware Management Company
   (DMC) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by DMC of its respective obligations and duties under the agreement.

   The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.


                                      B-3

Item 26. Business and Other Connections of Investment Adviser

   Information pertaining to any business and other connections of Registrant's investment adviser, Delaware Management Company (DMC), is hereby incorporated by reference from the section captioned Management of the Funds in the General Prospectus Disclosure forming Part A of this Registration Statement, the section captioned Investment Adviser and Sub-Advisers in the Statement of Additional Information (SAI) Disclosure forming Part B of this Registration Statement, and Item 7 of Part II of Delaware Management Business Trust's (DMBT's) Form ADV filed separately with the Securities and Exchange Commission. Information pertaining to any business and other connections of Registrant's sub-adivsers, T. Rowe Price Associates, Inc. (T. Rowe Price), Mondrian Investment Partners Limited (Mondrian), Janus Capital Management LLC (Janus), Fidelity Management & Research Co. (FMR) and UBS Global Asset Management (Americas) Inc. (UBS) are incorporated by reference from the section captioned Management of the Funds of the General Prospectus Disclosure forming Part A of this Registration Statement and the section of the SAI Disclosure captioned Investment Adviser and Sub-Advisers forming Part B of this Registration Statement and Item 7 of Part II of the Form ADV or T. Rowe Price, Mondrian, Janus, FMR and UBS filed separately with the Securities and Exchange Commission.

   The other businesses, profession, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of DMC, T. Rowe Price, Mondrian, Janus, FMR and UBS are hereby incorporated by reference respectively, from Schedules A and D of DMBT's Form ADV and from Schedules A and D of the Form ADV or T. Rowe Price, Mondrian, Janus, FMR and UBS.

Item 27. Principal Underwriters

     Not applicable.

Item 28. Location of Accounts and Records

   All accounts, books, and other documents required to be maintained by
   Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802; the investment adviser, Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103 and sub-advisers T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206; Fidelity Management & Research Co., 82 Devonshire Street, Boston, Massachusetts 02109; UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, Illinois 60606; Mondrian Investment Partners Limited, 80 Cheapside, London, England EC2V6EE and the Trust's custodian, Mellon Bank, N.A., 1735 Market Street, Suite #1735, Philadelphia, Pennsylvania 19103. Also, accounts, books, and other documents are maintained by Delaware Management Holdings, Inc. and Delaware Service Company, Inc., One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103, pursuant to an accounting services agreement with the Trust.

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Not applicable.

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 5th day of April, 2005.


      LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
      By:   /s/ Kelly D. Clevenger
            ------------------------------------
            Kelly D. Clevenger
            President

                                      B-4

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on April 5, 2005.


Signature                        Title
/s/ Kelly D. Clevenger           Chairman of the Board, President and Trustee
------------------------------
                                 (Principal Executive Officer)
Kelly D. Clevenger
* /s/ Sheryl L. Sturgill         Chief Accounting Officer
------------------------------
                                 (Principal Accounting Officer and Principal Financial
Sheryl L. Sturgill
                                 Officer)
*/s/ John B. Borsch, Jr.         Trustee
------------------------------
John B. Borsch, Jr.
------------------------------
                                 Trustee
David H. Windley
*/s/ Nancy L. Frisby             Trustee
------------------------------
Nancy L. Frisby
*/s/ Kenneth G. Stella           Trustee
------------------------------
Kenneth G. Stella
*By: /s/Cynthia A. Rose          Attorney-in-Fact
 ---------------------------
  Cynthia A. Rose


                                      B-5